Financial instruments (Details) - USD ($) $ in Thousands	May 31, 2024	Aug. 31, 2023
Measured at amortized cost
Amounts receivable	$ 1,599	$ 3,140
Measured at fair value through profit or loss
Cash	7,666	7,629
Measured at amortized cost
Amounts payables and accrued liabilities	14,454	11,571
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 4,221	$ 3,544